Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Restricted Net Assets [Abstract]
Minimum rate of surplus reserve fund	10.00%
Maximum rate of reserve fund	50.00%
Consolidated net assets	$ 1,610	$ 1,390